Label	Element	Value
Accounting Standards Update 2016-02 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 84,000
Accounting Standards Update 2016-02 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	84,000
Accounting Standards Update 2014-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(282,572,000)
Accounting Standards Update 2014-09 [Member] | Previously Reported [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(276,930,000)
Accounting Standards Update 2014-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(282,572,000)
Accounting Standards Update 2014-09 [Member] | Retained Earnings [Member] | Previously Reported [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(276,930,000)
Accounting Standards Update 2016-01 [Member] | AOCI Attributable to Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	680,000
Accounting Standards Update 2016-01 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (680,000)